Series A Warrants and Series B Warrants - Summary of Outstanding Series B Warrants and Fair Market Values (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Nov. 18, 2014	Dec. 31, 2013	Nov. 28, 2014
Class of Warrant or Right [Line Items]
Series B warrants, Fair value		$ 1,220,719	$ 1,464,877
Issuance Date November 2014 [Member]
Class of Warrant or Right [Line Items]
Series B warrants, Contractual Term	15 months
Series B warrants, Number of warrants	2,449,605
Series B warrants, Fair value	$ 17,438,731			$ 11,649,106